Supplemental Disclosure of Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Disclosure of Cash Flow Information

	For the Six Months Ended
	June 30,
	2026	2025
Supplemental information:
Cash paid for interest	$4,735,985	$66,932
Cash paid for taxes	7,000,000	9,320
Non-cash investing and financing activities:
ROU assets obtained in exchange for lease liability	-	2,452,332
Gain on sale of modular data centre (MDC)	-	808,513
Gain on sale of storage servers	-	153,144
Assets held for Sale- rerecognize MDC	-	1,105,000
Bad debt expense related to MDC sale	-	(1,180,620)
Issuance of common stock for settlement of trade and other payables	3,713,063	-
Conversion of convertible notes through the issuance of common shares	602,870,303	-

	For the Years Ended
	December 31,
	2025	2024
Supplemental information:
Cash paid for interest	$25,275	$2,827
Non-cash transactions:
Director issued common stock upon termination	-	15,000
Acquisition of a business through the issuance of common stocks and warrants	-	20,865,167
Settlement of related party notes payable with the issuance of common stock	-	419,601
Settlement of liabilities through the issuance of common stock	-	176,999
Acquisition of assets through the issuance of common stock	-	1,256,040
Assets held for Sale- rerecognize MDC	1,105,000	-
Bad debt expense related to MDC sale	(1,180,620)	-
ROU assets obtained in exchange for lease liability	8,153,736	1,061,831
Debt issuance converted to stock	-	(419,601)
Issuance of convertible notes receivable	15,171,072	-
Roth CH Acquisition Corp merger	$3,934,546	$-